Disclosures About Major Customers and Credit Risk - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Customer one [Member]
Disclosure of Information About Major Customers and Credit Risk [Line Items]
Percentage of entity's revenue	9.00%	12.00%	10.00%
Customer two [Member]
Disclosure of Information About Major Customers and Credit Risk [Line Items]
Percentage of entity's revenue	5.00%	7.00%	6.00%
Customer three [Member]
Disclosure of Information About Major Customers and Credit Risk [Line Items]
Percentage of entity's revenue	4.00%	6.00%	5.00%